Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Restrictions on dividends, loans and advances/Shareholders' Equity [Abstract]
Shareholders' Equity

Note 18 – Shareholders’ Equity

Participation in the TARP Capital Purchase Program

On April 24, 2009, the Corporation entered into a Securities Purchase Agreement with the U.S. Treasury under the Capital Purchase Program. Pursuant to the Securities Purchase Agreement, the Corporation issued and sold to the Treasury (i) 1,635 shares of the Corporation’s Series A Preferred Shares (liquidation preference $1,000 per share, and (ii) the Warrant to purchase 82 shares of the Corporation’s preferred stock (preferred stock B) which was immediately exercised (liquidation preference $1,000 per share). The total proceeds received of $1,635,000 were allocated between the Series A and Series B stock on a relative fair value basis. The discount/premium will be amortized over a five year period.

On December 18, 2009, the Corporation issued 1,744 shares of Series C, no par value ($1,000 liquidation preference per share) fixed rate cumulative perpetual preferred stock (Preferred Stock) to the U.S. Treasury in exchange for $1,744,000 under the Capital Purchase Program (CPP). The same rules and restrictions below apply to all preferred stock issued under the program. All of the Preferred Stock qualifies as Tier 1 capital.

As a result of the CPP transaction, the Corporation is required to take certain actions, for so long as the Treasury holds any securities acquired from the Corporation pursuant to the CPP, to ensure that its executive compensation and benefit plans with respect to Senior Executive. The applicable executive compensation standards generally remain in effect during the CPP Period and apply to the Corporation’s Senior Executive Officers, which includes the Corporation’s Chief Executive Officer, its Chief Financial Officer, and the next three most highly-compensated executive officers.

The Preferred Stock A and C pays cumulative quarterly cash dividends at a rate of 5% per annum on the $1,000 liquidation preference for the first five years and at a rate of 9% per year thereafter. Preferred Stock B pays cumulative quarterly cash dividends at a rate of 9% per annum. In addition, all accrued and unpaid dividends on the Preferred Stock must be declared and the payment set aside for the benefit of the holders of Preferred Stock before any dividend may be declared on our common stock and before any shares of our common stock may be repurchased, subject to certain limited exceptions. Holders of shares of the Preferred Stock have no right to exchange or convert such shares into any other security of Birmingham Bloomfield Bancshares, Inc. and have no right to require the redemption or repurchase of the Preferred Stock. The Preferred Stock is non-voting, other than class voting rights on certain matters that could adversely affect the Preferred Stock. The Preferred Stock may be redeemed at any time with regulatory approval. The Treasury may also transfer the Preferred Stock to a third party at any time. The Corporation has the right to redeem the Preferred Shares at any time after consulting with its primary regulator, in which case the executive compensation standards would no longer apply to the Corporation.

Participation in the Small Business Lending Fund and Redemption of Preferred Shares from the TARP Capital Purchase Program

On July 28, 2011, the Corporation entered into a Securities Purchase Agreement with the Secretary of the Treasury (the “Treasury”), pursuant to which the Corporation issued and sold to the Treasury 4,621 shares of its Senior Non-Cumulative Perpetual Preferred Stock, Series D (“Series D Preferred Stock”), having a liquidation preference of $1,000 per share (the “Liquidation Amount”), for aggregate proceeds of $4,621,000. Proceeds totaling $3,4611,00 from the issuance of the Series D Preferred Stock were used to redeem from the Treasury all of the Series A Preferred Shares, Series B Preferred Shares, and Series C Preferred Shares which were issued to the Treasury in 2009 under the Treasury’s Emergency Economic Stabilization Act of 2008 Capital Purchase Program. As a result of the transaction, the Corporation recorded $46,000 in accelerated accretion on the remaining discount of the Capital Purchase Program Preferred stock during the third quarter of 2011, reducing the amount available to common shareholders.

The Series D Preferred Stock is entitled to receive non-cumulative dividends payable quarterly, on each January 1, April 1, July 1 and October 1, beginning October 1, 2011. The dividend rate, which is calculated on the aggregate Liquidation Amount, is based upon the current level of “Qualified Small Business Lending”, or “QSBL” (as defined in the Securities Purchase Agreement) by the Company’s wholly owned subsidiary Bank of Birmingham. The dividend rate for future dividend periods will be set based upon the “Percentage Change in Qualified Lending” (as defined in the Securities Purchase Agreement) between each dividend period and the “Baseline” QSBL level. Such dividend rate may vary from 1% per annum to 5% per annum for the second through tenth dividend periods, from 1% per annum to 7% per annum for the eleventh dividend period through year four and one-half. If the Series D Preferred Stock remains outstanding for more than four and one-half years, the dividend rate will be fixed at 9%. Prior to that time, in general, the dividend rate decreases as the level of the Bank’s QSBL increases. Such dividends are not cumulative, but the Company may only declare and pay dividends on its common stock (or any other equity securities junior to the Series D Preferred Stock) if it has declared and paid dividends for the current dividend period on the Series D Preferred Stock, and will be subject to other restrictions on its ability to repurchase or redeem other securities.